Operations (Details 2) R$ in Thousands	Sep. 30, 2017 BRL (R$)
Consideration
Acquisition of 1,269,290 shares (63.66% of the capital)	R$ 610,000
(A) Total consideration transferred	R$ 610,000
% of participation	63.66%
(B) Cetrel's shareholders' equity on September 30. 2017	R$ 121,612
Result (A) - (B)	R$ 488,388
Total
Consideration
% of participation	100.00%
(B) Cetrel's shareholders' equity on September 30. 2017	R$ 191,034